UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897
                                                     ---------

                                THE ROXBURY FUNDS
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             SANTA MONICA, CA 90401
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Michael Kromm
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

        registrant's telephone number, including area code:(310) 917-5600
                                                           --------------
                        Date of fiscal year end: June 30
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            ------------------------
                            [THE ROXBURY FUNDS LOGO]
                            ------------------------
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
                                  JUNE 30, 2007
--------------------------------------------------------------------------------

                              SMALL-CAP GROWTH FUND

                                  MID-CAP FUND

                            TELEPHONE: (800) 497-2920

                              WWW.ROXBURYFUNDS.COM

THE ROXBURY FUNDS
TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ....................................................    3

ROXBURY SMALL-CAP GROWTH FUND

   Investment Review ......................................................    4

   Schedule of Investments ................................................    6

ROXBURY MID-CAP FUND

   Investment Review ......................................................    8

   Schedule of Investments ................................................   10

FUND EXPENSE EXAMPLES .....................................................   12

FINANCIAL STATEMENTS

   Statements of Assets and Liabilities ...................................   13

   Statements of Operations ...............................................   14

   Statements of Changes in Net Assets ....................................   15

FINANCIAL HIGHLIGHTS ......................................................   16

NOTES TO FINANCIAL STATEMENTS .............................................   18

REPORT TO SHAREHOLDERS ....................................................   22

ADDITIONAL INFORMATION

   Tax Information ........................................................   23

   Evaluation and Approval of Investment Advisory Agreement ...............   24

TRUSTEES AND OFFICERS .....................................................   25

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
BRIAN C. BEH
President, The Roxbury Funds

DEAR SHAREHOLDER:

      It is with great pleasure that I present our first annual report following this year's reorganization of The Roxbury Funds. While our look and feel has changed somewhat (for the better, in my opinion), our investment strategy and management teams remain exactly the same. Rest assured our commitment to being good stewards of your capital is as strong as ever and we appreciate the trust you have placed in us.

      The past year was a rewarding one for stock market investors, as the Standard & Poor's 500 Index rose 20.6%. This was the first time in several years that large-caps slightly outperformed their smaller brethren. By comparison, the Russell Mid-Cap(R) Growth Index gained 19.7% and the Russell 2000(R) Growth Index was up 16.8%. It's far too soon to declare that the long anticipated resurgence of large-caps has arrived, though the pronounced disparity between these asset classes has clearly narrowed in recent months.

      The bulls cite a list of reasons for the strong market: the U.S. and global economies continue to grow, domestic unemployment and interest rates remain low, and companies are making money. That said, there are plenty of worrisome issues at hand, including the big drop in housing and its impact on the consumer, the fallout of subprime financings, oil prices above $70 a barrel, persistent inflation, and geopolitical risks. But these dark clouds have not been able to prevent stocks from marching forward.

      Another significant and unique contributor to the upward trend is the size and strength of private equity firms. This has especially helped to fuel gains in the small- and mid-cap areas of the market. Private equity funds raised an incredible $220 billion in 2006 and are on track to exceed that number this year. This compares with $33 billion ten years ago. More than 170 private equity funds now have more than $1 billion in assets.

      The Roxbury Funds felt the impact of this buying frenzy as a number of holdings were taken over by private equity firms during the past year. The private equity business works on a fairly simple model. By using a combination of heavy leverage and a bit of internal capital, firms take a company private at a low cash flow multiple, try to grow the business, and then take it public again a few years (or, in some cases, months) later.

      One reason for the explosive growth in buyouts is the amount of liquidity available today. Borrowing costs are at historic lows and lenders continue to show a willingness to provide more and more leverage. However, with so many dollars chasing a limited number of deals, the cost of doing business has gone up. Acquisition costs have increased by 30%-35% since 2001. Now Congress wants to get in on the act by hiking taxes on these funds. Whether all of this will lead to a major blowup remains to be seen, but as of now there appears to be no end in sight for the ongoing flurry of private equity deals.

      On the following pages, you'll read more about how The Roxbury Funds performed over the past year and get the latest insights from our portfolio managers. In the meantime, if you have any questions about your account, don't hesitate to contact us at (800) 497-2920. You can also obtain daily pricing and updated performance information on our website at www.RoxburyFunds.com.

            Sincerely,

            /s/ Brian C. Beh

            Brian C. Beh
            President
            The Roxbury Funds

THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      Despite periods of volatility along the way, the past year was a rewarding one for small-cap investors. The Russell 2000(R) Growth Index rose 16.8%, driven by a combination of solid earnings and continued buyouts by private equity firms. Institutional shares of the Roxbury Small-Cap Growth Fund also did well, rising 14.3% in the period.

      The market seemed to especially reward those cyclical companies with short-term momentum, as opposed to the more consistent growers with reasonable valuations that the Fund tends to favor. This is evident by looking at some of the strongest performing areas in the benchmark, which included materials, utilities, and industrials.

      The Fund's technology and financial services stocks did especially well, while consumer discretionary, healthcare, and consumer staples proved to be the weakest areas. Perini Corporation, FEI Company, Synaptics, and Huron Consulting Group were our biggest standouts during the period. Perini is a construction company involved in building numerous projects throughout the burgeoning Las Vegas area. FEI manufactures electron microscopes and reported the highest increase in bookings and earnings in the company's history. Synaptics makes click wheels for iPods and touch sensors for telephones, as well as fingerprint sensors for laptops. All of these areas have been experiencing huge growth. Huron, meanwhile, is a consulting firm founded five years ago by several former Arthur Andersen executives. It has grown to 1,300 employees and continues to post strong earnings gains.

      Among our more disappointing stocks were Nam Tai Electronics, Rackable Systems, Herbalife, and Adams Respiratory Therapeutics. All of these companies fell after reducing earnings estimates. Electronic components maker Nam Tai Electronics experienced weaker-than-expected demand for the flexible circuits it makes for use in cell phones. Rackable Systems, a designer and manufacturer of scalable rack mount servers, saw its fundamentals weaken. Herbalife and Adams Repiratory both posted poor results and offered disappointing future guidance.

      Overall, there are still a lot of places to find decent growth at reasonable valuations in the small-cap market. While interest rates are rising, business remains good. In addition, we continue to see a lot of private equity activity taking place. This has been especially pronounced in the small-cap space, since such companies are more palatable to acquire. As a result, we remain optimistic that further gains are possible in the coming months, as long as companies continue to meet or exceed our expectations for future earnings growth.

      Very truly yours,

      /s/ Steve Marshman, CFA          /s/ Robert C. Marvin, CFA, CPA

      Steve Marshman, CFA              Robert C. Marvin, CFA, CPA
      Portfolio Manager/Analyst        Portfolio Manager/Analyst

      /s/ Brian Smoluch, CFA

      Brian Smoluch, CFA
      Portfolio Manager/Analyst

[PHOTO OMITTED]             [PHOTO OMITTED]              [PHOTO OMITTED]
STEVE MARSHMAN              ROB MARVIN                   BRIAN SMOLUCH
Portfolio Manager/          Portfolio Manager/           Portfolio Manager/
Analyst                     Analyst                      Analyst

--------------------------------------------------------------------------------
TOP TEN HOLDINGS                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
Synaptics, Inc.                                                            2.7%
--------------------------------------------------------------------------------
Herbalife, Ltd.                                                            2.4%
--------------------------------------------------------------------------------
Alliance Data Systems Corp.                                                2.2%
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                                              1.9%
--------------------------------------------------------------------------------
The Men's Wearhouse, Inc.                                                  1.9%
--------------------------------------------------------------------------------
Electronics for Imaging, Inc.                                              1.8%
--------------------------------------------------------------------------------
Superior Essex, Inc.                                                       1.8%
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                                                   1.7%
--------------------------------------------------------------------------------
Microsemi Corp.                                                            1.7%
--------------------------------------------------------------------------------
Global Payments, Inc.                                                      1.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
Common Stocks
--------------------------------------------------------------------------------
   Information Technology                                                 36.7%
--------------------------------------------------------------------------------
   Industrials                                                            20.4%
--------------------------------------------------------------------------------
   Health Care                                                            15.5%
--------------------------------------------------------------------------------
   Consumer Discretionary                                                 12.8%
--------------------------------------------------------------------------------
   Financials                                                              5.9%
--------------------------------------------------------------------------------
   Energy                                                                  4.0%
--------------------------------------------------------------------------------
   Consumer Staples                                                        2.4%
--------------------------------------------------------------------------------
Short-Term Investments                                                     2.3%
--------------------------------------------------------------------------------
TOTAL                                                                    100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
Number of Holdings                                                          91
--------------------------------------------------------------------------------
Market Cap (wtd. median, mil.)                                         $11,701
--------------------------------------------------------------------------------
Price/Book Value (wtd. avg.)                                               3.5x
--------------------------------------------------------------------------------
Price/Earnings (wtd. avg.)                                                  22x
--------------------------------------------------------------------------------
Beta                                                                      0.99
--------------------------------------------------------------------------------
Standard Deviation                                                       15.98%
--------------------------------------------------------------------------------
Portfolio Turnover                                                         159%
--------------------------------------------------------------------------------

Portfolio holdings are subject to change at any time.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

--------------------------------------------------------------------------------

                          ROXBURY SMALL-CAP GROWTH FUND
       Comparison of Change in Value of a Hypothetical $10,000 Investment*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Roxbury Small-Cap Growth Fund
                  -- Institutional Shares         Russell 2000(R) Growth Index
 1/2/2003                 $10,000                            $10,000
6/30/2003                 $12,760                            $11,932
6/30/2004                 $17,184                            $15,698
6/30/2005                 $17,447                            $16,371
6/30/2006                 $20,616                            $16,342
6/30/2007                 $23,560                            $19,089

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the periods ended June 30, 2007. Performance for the Institutional Shares is shown in the graph above because this share class has the longest operating history.*

    -------------------------------------------------------------------------

            Average Annual Total Return For Period Ended June 30, 2007

                                                                     SINCE
                                                         1 YEAR   INCEPTION 1
                                                         ------   -----------
    Roxbury Small-Cap Growth Fund Institutional Shares   14.28%      21.03%
    Russell 2000(R) Growth Index 2                       16.83%      19.08%

    Roxbury Small-Cap Growth Fund Investor Shares        13.97%      15.13%
    Russell 2000(R) Growth Index 2                       16.83%      15.59%

    -------------------------------------------------------------------------

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-497-2960

      An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

      The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

      Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

1 The Institutional Shares commenced operations on January 2, 2003 and the Investor Shares commenced operations on September 30, 2004.

2 The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, and represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Russell 2000(R) Growth Index.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS JUNE 30, 2007

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 12.8%
      APPAREL RETAIL -- 1.9%
         The Men's Wearhouse, Inc. ..............      81,230   $     4,148,416
                                                                ---------------
      CASINOS & GAMING -- 1.0%
         Bally Technologies, Inc.* ..............      83,755         2,212,807
                                                                ---------------
      HOTELS, RESTAURANTS, & LEISURE -- 1.7%
         Ruby Tuesday, Inc. .....................      81,436         2,144,210
         Texas Roadhouse, Inc. - Class A* .......     115,660         1,479,291
                                                                ---------------
                                                                      3,623,501
                                                                ---------------
      HOUSEHOLD DURABLES -- 0.7%
         Ryland Group, Inc. .....................      38,260         1,429,776
                                                                ---------------
      LEISURE EQUIPMENT & PRODUCTS -- 1.5%
         Callaway Golf Co. ......................     177,395         3,159,405
                                                                ---------------
      RESTAURANTS -- 1.2%
         The Cheesecake Factory, Inc.* ..........     110,780         2,716,326
                                                                ---------------
      SPECIALTY RETAIL -- 4.8%
         Bebe Stores, Inc. ......................     117,005         1,873,250
         Build-A-Bear Workshop, Inc.* ...........      51,415         1,343,988
         Citi Trends, Inc.* .....................      46,195         1,753,562
         Stage Stores, Inc. .....................     158,890         3,330,335
         Wetseal, Inc. - Class A* ...............     357,515         2,148,665
                                                                ---------------
                                                                     10,449,800
                                                                ---------------
      TOTAL CONSUMER DISCRETIONARY ..........................        27,740,031
                                                                ---------------
   CONSUMER STAPLES -- 2.4%
      PERSONAL PRODUCTS -- 2.4%
         Herbalife, Ltd. ........................     129,505         5,134,873
                                                                ---------------
      TOTAL CONSUMER STAPLES ................................         5,134,873
                                                                ---------------
   ENERGY -- 4.0%
      ENERGY EQUIPMENT & SERVICES -- 2.0%
         Core Laboratories N.V.* ................      17,370         1,766,355
         Universal Compression Holdings, Inc.* ..      33,700         2,442,239
                                                                ---------------
                                                                      4,208,594
                                                                ---------------
      OIL & GAS EQUIPMENT & SERVICES -- 1.0%
         Superior Energy Services, Inc.* ........      53,895         2,151,488
                                                                ---------------
      OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
         Arena Resources, Inc.* .................      38,650         2,245,952
                                                                ---------------
      TOTAL ENERGY ..........................................         8,606,034
                                                                ---------------
   FINANCIALS -- 5.9%
      CAPITAL MARKETS -- 2.1%
         Affiliated Managers Group, Inc.* .......      24,490         3,153,332
         optionsXpress Holdings, Inc. ...........      56,760         1,456,462
                                                                ---------------
                                                                      4,609,794
                                                                ---------------
      COMMERCIAL BANKS -- 1.2%
         Signature Bank* ........................      75,750         2,583,075
                                                                ---------------
      INSURANCE -- 2.6%
         Navigators Group, Inc.* ................      48,930         2,637,327
         Philadelphia Consolidated Holding
           Corp.* ...............................      68,625         2,868,525
                                                                ---------------
                                                                      5,505,852
                                                                ---------------
      TOTAL FINANCIALS ......................................        12,698,721
                                                                ---------------

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------
   HEALTH CARE -- 15.5%
      BIOTECHNOLOGY -- 1.5%
         Applera Corp. - Celera Genomics
           Group* ...............................     129,090   $     1,600,716
         Senomyx, Inc.* .........................     112,550         1,519,425
                                                                ---------------
                                                                      3,120,141
                                                                ---------------
      HEALTH CARE EQUIPMENT -- 1.7%
         IDEXX Laboratories, Inc.* ..............      39,810         3,767,220
                                                                ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 4.4%
         Accuray, Inc.* .........................     106,952         2,372,196
         American Medical Systems Holdings,
           Inc.* ................................      97,580         1,760,343
         Gen-Probe, Inc.* .......................      36,865         2,227,383
         Immucor, Inc.* .........................      51,860         1,450,524
         Inverness Medical Innovations, Inc.* ...      33,215         1,694,629
                                                                ---------------
                                                                      9,505,075
                                                                ---------------
      HEALTH CARE PROVIDERS & SERVICES -- 3.2%
         Pediatrix Medical Group, Inc.* .........      75,245         4,149,762
         Psychiatric Solutions, Inc.* ...........      73,920         2,680,339
                                                                ---------------
                                                                      6,830,101
                                                                ---------------
      HEALTH CARE SERVICES -- 1.1%
         Inventiv Health, Inc.* .................      62,555         2,290,139
                                                                ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 2.7%
         Illumina, Inc.* ........................      55,915         2,269,590
         PAREXEL International Corp.* ...........      38,845         1,633,821
         Pharmaceutical Product Development,
           Inc. .................................      52,465         2,007,835
                                                                ---------------
                                                                      5,911,246
                                                                ---------------
      PHARMACEUTICALS -- 0.9%
         Flamel Technologies S.A. ADR *(1) ......      94,815         1,988,271
                                                                ---------------
      TOTAL HEALTH CARE .....................................        33,412,193
                                                                ---------------
   INDUSTRIALS -- 20.4%
      AEROSPACE & DEFENSE -- 1.0%
         Moog, Inc. - Class A* ..................      51,280         2,261,961
                                                                ---------------
      AIR FREIGHT & LOGISTICS -- 0.9%
         UTI Worldwide, Inc. ....................      71,110         1,905,037
                                                                ---------------
      ALTERNATIVE CARRIERS -- 0.5%
         Globalstar, Inc.* ......................     104,035         1,076,762
                                                                ---------------
      BUILDING PRODUCTS -- 1.2%
         NCI Building Systems, Inc.* ............      52,170         2,573,546
                                                                ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 7.5%
         American Reprographics Co.* ............     109,270         3,364,423
         Huron Consulting Group, Inc.* ..........      21,870         1,596,729
         Mobile Mini, Inc.* .....................     115,522         3,373,242
         Resources Connection, Inc.* ............      72,845         2,416,997
         RSC Holdings, Inc.* ....................     103,250         2,065,000
         The Advisory Board Co.* ................      60,710         3,373,048
                                                                ---------------
                                                                     16,189,439
                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS JUNE 30, 2007 continued

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------
      CONSTRUCTION & ENGINEERING -- 2.2%
         URS Corp.* .............................      49,515   $     2,403,953
         Williams Scotsman International,
           Inc.* ................................      96,535         2,298,499
                                                                ---------------
                                                                      4,702,452
                                                                ---------------
      ELECTRICAL EQUIPMENT -- 1.0%
         Energy Conversion Devices, Inc.* .......      70,645         2,177,279
                                                                ---------------
      INDUSTRIAL GASES -- 1.1%
         Airgas, Inc. ...........................      51,120         2,448,648
                                                                ---------------
      MACHINERY -- 0.5%
         ESCO Technologies, Inc.* ...............      32,570         1,180,988
                                                                ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 3.5%
         Houston Wire & Cable Co.* ..............      83,900         2,383,599
         The Andersons, Inc. ....................      69,405         3,146,129
         Watsco, Inc. ...........................      35,126         1,910,854
                                                                ---------------
                                                                      7,440,582
                                                                ---------------
      TRUCKING -- 1.0%
         Landstar System, Inc. ..................      42,675         2,059,069
                                                                ---------------
      TOTAL INDUSTRIALS .....................................        44,015,763
                                                                ---------------
   INFORMATION TECHNOLOGY -- 36.7%
      APPLICATION SOFTWARE -- 0.5%
         i2 Technologies, Inc.* .................      60,830         1,133,871
                                                                ---------------
      COMMUNICATIONS EQUIPMENT -- 8.5%
         Ciena Corp.* ...........................     100,370         3,626,368
         Foundry Networks, Inc.* ................     217,420         3,622,217
         Harmonic, Inc.* ........................     263,280         2,335,293
         Radware, Ltd.* .........................      64,525           938,839
         Riverbed Technology, Inc.* .............      44,800         1,963,136
         Superior Essex, Inc.* ..................     102,665         3,834,538
         Symmetricom, Inc.* .....................     236,880         1,989,792
                                                                ---------------
                                                                     18,310,183
                                                                ---------------
      COMPUTERS & PERIPHERALS -- 4.7%
         Electronics for Imaging, Inc.* .........     136,115         3,841,165
         Novatel Wireless, Inc.* ................      15,970           415,539
         Synaptics, Inc.* .......................     164,745         5,896,224
                                                                ---------------
                                                                     10,152,928
                                                                ---------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
         Cogent, Inc.* ..........................     188,605         2,770,607
         OSI Systems, Inc.* .....................      76,448         2,090,853
                                                                ---------------
                                                                      4,861,460
                                                                ---------------
      INTERNET SOFTWARE & SERVICES -- 3.7%
         Divx, Inc.* ............................     125,210         1,878,150
         Equinix, Inc.* .........................      14,565         1,332,261
         Interwoven, Inc.* ......................     144,006         2,021,844

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------
      INTERNET SOFTWARE & SERVICES -- CONTINUED
         Savvis, Inc.* ..........................      57,815   $     2,862,421
                                                                ---------------
                                                                      8,094,676
                                                                ---------------
      IT SERVICES -- 6.3%
         Alliance Data Systems Corp.* ...........      61,455         4,749,242
         Gartner, Inc.* .........................      61,150         1,503,679
         Global Payments, Inc. ..................      92,350         3,661,678
         RightNow Technologies, Inc.* ...........     142,905         2,345,071
         WNS Holdings, Ltd. ADR*(1) .............      48,135         1,369,922
                                                                ---------------
                                                                     13,629,592
                                                                ---------------
      OFFICE ELECTRONICS -- 1.3%
         Zebra Technologies Corp. - Class A* ....      70,175         2,718,580
                                                                ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
         FEI Co.* ...............................      33,267         1,079,847
         Lattice Semiconductor Corp.* ...........     344,475         1,970,397
         Microsemi Corp.* .......................     155,115         3,715,004
         Power Integrations, Inc.* ..............      67,240         1,761,688
         Sigma Designs, Inc.* ...................      51,155         1,334,634
         Verigy Ltd.* ...........................      76,685         2,193,958
                                                                ---------------
                                                                     12,055,528
                                                                ---------------
      SOFTWARE -- 1.7%
         Macrovision Corp.* .....................      70,425         2,116,975
         Vasco Data Security International,
           Inc.* ................................      65,555         1,492,032
                                                                ---------------
                                                                      3,609,007
                                                                ---------------
      SYSTEMS SOFTWARE -- 2.1%
         MICROS Systems, Inc.* ..................      58,553         3,185,283
         Wind River Systems, Inc.* ..............     128,625         1,414,875
                                                                ---------------
                                                                      4,600,158
                                                                ---------------
      TOTAL INFORMATION TECHNOLOGY ..........................        79,165,983
                                                                ---------------
      TOTAL COMMON STOCK
         (COST $185,702,996) ................................       210,773,598
                                                                ---------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.3%
--------------------------------------------------------------------------------
         BlackRock Liquidity Funds
            TempCash Portfolio -
            Institutional Series ................   2,489,683         2,489,683
         BlackRock Liquidity Funds
            TempFund Portfolio -
            Institutional Series ................   2,489,682         2,489,682
                                                                ---------------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $4,979,365) ..................................         4,979,365
                                                                ---------------
      TOTAL INVESTMENTS -- 100.0%
         (COST $190,682,361)+ ...............................   $   215,752,963
                                                                ===============

----------
*     Non-income producing security.

+ The cost for Federal income tax purposes is $191,963,557. At June 30, 2007, net unrealized appreciation was $23,789,406. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $29,724,821, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,935,415.

(1)   American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

MID-CAP
ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      Most major stock market averages rallied to record highs during the past year, with mid-caps continuing to do especially well. Investor Shares of the Roxbury Mid-Cap Fund advanced 11.8% during the period, compared to 19.7% for the Russell Midcap(R) Growth Index.

      The discrepancy compared to the benchmark is primarily due to a series of headwinds that continue to face active mid-cap managers, especially those focusing on high-quality sustainable growth companies. Specifically, the top performers in the index over the past few years have consistently come from cyclical sectors such as energy, industrials, and materials, or from yield plays including REITs and utilities. We would rather own more durable franchises that can grow and prosper in many economic environments. Among the traits we look for in a stock are tenured and trustworthy management; sustainable competitive advantages; visible revenues, cash flows, and earnings; and reasonable valuations. We are confident this approach will generate significantly more value for patient investors over time.

      Another underlying factor driving returns has been the high level of buyout and merger activity. Both private equity firms and corporations are taking advantage of cheap financing and hoards of cash to purchase what are perceived to be undervalued businesses. The Fund has also benefited from this trend, as several holdings were acquired at a premium during the period, including Ventana Medical Systems.

      Top performing stocks over the past year included Latin American wireless services provider NII Holdings, speech and digital software maker Nuance Communications, private label credit card issuer Alliance Data Systems, and commercial real estate services firm CB Richard Ellis Group. Weakness was seen in best practices and corporate strategy provider Corporate Executive Board, women's retailer Chico's FAS, electronic transaction processor Global Payments, and semiconductor manufacturer Microsemi.

      A sudden spike in Treasury yields during early June triggered what may be the beginning of a pullback in the bond market, though that's not necessarily bad for stocks. Despite the housing slump, spending in most areas is holding up well. Meanwhile, corporate cash flows and balance sheets are in good shape.

      Overall, we feel the positives for investors continue to outweigh the risks. We believe that maintaining our discipline of investing in high quality companies with growing earnings and cash flows, and trading at attractive valuations, remains a rewarding approach for growing capital over time.

      Very truly yours,

      /s/ Alfred J. Lockwood

      Alfred J. Lockwood, CFA, CPA
      Portfolio Manager/Analyst

[PHOTO OMITTED]

ALFRED J. LOCKWOOD
Portfolio Manager/Analyst

--------------------------------------------------------------------------------
TOP TEN HOLDINGS                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
NII Holdings, Inc.                                                         5.2%
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc.                                            3.4%
--------------------------------------------------------------------------------
CapitalSource, Inc.                                                        3.3%
--------------------------------------------------------------------------------
Arthrocare Corp.                                                           3.2%
--------------------------------------------------------------------------------
Weatherford International, Ltd.                                            3.0%
--------------------------------------------------------------------------------
Noble Corp.                                                                2.8%
--------------------------------------------------------------------------------
Wesco International, Inc.                                                  2.7%
--------------------------------------------------------------------------------
Nutri System, Inc.                                                         2.7%
--------------------------------------------------------------------------------
Millicom International Cellular SA                                         2.7%
--------------------------------------------------------------------------------
Waddell & Reed Financial, Inc. - Class A                                   2.4%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
Common Stocks
--------------------------------------------------------------------------------
   Financials                                                             19.1%
--------------------------------------------------------------------------------
   Information Technology                                                 17.9%
--------------------------------------------------------------------------------
   Consumer Discretionary                                                 17.2%
--------------------------------------------------------------------------------
   Health Care                                                            17.1%
--------------------------------------------------------------------------------
   Industrials                                                            10.2%
--------------------------------------------------------------------------------
   Telecommunication Services                                              7.9%
--------------------------------------------------------------------------------
   Energy                                                                  5.8%
--------------------------------------------------------------------------------
Short-Term Investments                                                     4.8%
--------------------------------------------------------------------------------
TOTAL                                                                    100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
Number of Holdings                                                           51
--------------------------------------------------------------------------------
Market Cap (wtd. median, mil.)                                             $4.3
--------------------------------------------------------------------------------
Price/Book Value (wtd. avg.)                                               4.2x
--------------------------------------------------------------------------------
Price/Earnings (wtd. avg.)                                                  20x
--------------------------------------------------------------------------------
Beta                                                                       1.06
--------------------------------------------------------------------------------
Standard Deviation                                                       15.57%
--------------------------------------------------------------------------------
Portfolio Turnover                                                          94%
--------------------------------------------------------------------------------

Portfolio holdings are subject to change at any time.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

--------------------------------------------------------------------------------

                              ROXBURY MID-CAP FUND
       Comparison of Change in Value of a Hypothetical $10,000 Investment*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Roxbury Mid-Cap Fund--     Russell Midcap(R)
                          Investor Shares          Growth Index
12/14/2000                    $ 10,000               $ 10,000
 6/30/2001                    $ 11,100               $  8,150
 6/30/2002                    $  8,789               $  6,003
 6/30/2003                    $  8,626               $  6,445
 6/30/2004                    $ 10,946               $  8,207
 6/30/2005                    $ 11,903               $  9,098
 6/30/2006                    $ 13,292               $ 10,284
 6/30/2007                    $ 14,865               $ 12,313

The following table compares the performance of the Roxbury Mid-Cap Fund and the Russell Midcap(R) Growth Index for the periods ended June 30, 2007. Performance of the Investor Shares is shown in the graph above because this share class has the longest operating history.*

--------------------------------------------------------------------------------

         Average Annual Total Return For Period Ended June 30, 2007

                                                                    SINCE
                                              1 YEAR   5 YEARS   INCEPTION 1
                                              ------   -------   -----------
  Roxbury Mid-Cap Fund Investor Shares         11.83%    11.08%         6.25%
  Russell Midcap(R) Growth Index 2             19.73%    15.45%         3.23%
  Roxbury Mid-Cap Fund Institutional Shares    12.12%       NA         10.65%
  Russell Midcap(R) Growth Index 2             19.73%    15.43%        15.61%

--------------------------------------------------------------------------------

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-497-2960.

      An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

      The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

1 The Institutional Shares commenced operations on February 8, 2005 and the Investor Shares commenced operations on December 14, 2000.

2 The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also included in the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. As of the latest reconstitution, the average market capitalization was approximately $13.0 billion; the median market capitalization was approximately $4.6 billion. The smallest company in the index had an approximate market capitalization of $1.8 billion. Investments cannot be made directly in the Russell Midcap(R) Growth Index.

MID-CAP
ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS JUNE 30, 2007

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 17.2%
      APPAREL, ACCESSORIES & LUXURY GOODS -- 1.8%
         Gildan Activewear, Inc.* ...............       2,700   $        92,583
                                                                ---------------
      DIVERSIFIED CONSUMER SERVICES -- 1.0%
         Strayer Education, Inc. ................         400            52,684
                                                                ---------------
      HOMEFURNISHING RETAIL -- 1.5%
         Bed Bath & Beyond, Inc.* ...............       2,200            79,178
                                                                ---------------
      HOUSEHOLD DURABLES -- 1.4%
         D.R. Horton, Inc. ......................       3,800            75,734
                                                                ---------------
      INTERNET RETAIL -- 2.7%
         Nutri System, Inc.* ....................       2,050           143,172
                                                                ---------------
      SPECIALTY RETAIL -- 8.8%
         CarMax, Inc.* ..........................       3,800            96,900
         PetSmart, Inc. .........................       1,500            48,675
         Ross Stores, Inc. ......................       3,325           102,410
         Tractor Supply Co.* ....................       2,000           104,100
         Urban Outfitters, Inc.* ................       4,750           114,143
                                                                ---------------
                                                                        466,228
                                                                ---------------
      TOTAL CONSUMER DISCRETIONARY ..........................           909,579
                                                                ---------------
   ENERGY -- 5.8%
      ENERGY EQUIPMENT & SERVICES -- 5.8%
         Noble Corp. ............................       1,500           146,280
         Weatherford International, Ltd.* .......       2,900           160,196
                                                                ---------------
                                                                        306,476
                                                                ---------------
         TOTAL ENERGY .......................................           306,476
                                                                ---------------
   FINANCIALS -- 19.1%
      ASSET MANAGEMENT & CUSTODY BANKS -- 2.4%
         Waddell & Reed Financial, Inc. -
          Class A ...............................       4,900           127,449
                                                                ---------------
      CAPITAL MARKETS -- 3.4%
         Affiliated Managers Group, Inc.* .......       1,400           180,264
                                                                ---------------
       DIVERSIFIED BANKS -- 3.3%
         CapitalSource, Inc. ....................       7,100           174,589
                                                                ---------------
      INSURANCE -- 2.3%
         Willis Group Holdings, Ltd. ............       2,700           118,962
                                                                ---------------
      REAL ESTATE INVESTMENT TRUSTS -- 2.0%
         Sunstone Hotel Investors, Inc. .........       3,800           107,882
                                                                ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.1%
         CB Richard Ellis Group,
           Inc. - Class A* ......................       2,800           102,200
         Jones Lang LaSalle, Inc. ...............       1,000           113,500
                                                                ---------------
                                                                        215,700
                                                                ---------------
      THRIFTS & MORTGAGE FINANCING -- 1.6%
         Hudson City Bancorp, Inc. ..............       7,000            85,540
                                                                ---------------
      TOTAL FINANCIALS ......................................         1,010,386
                                                                ---------------

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------
   HEALTH CARE -- 17.1%
      HEALTH CARE EQUIPMENT & SUPPLIES -- 9.9%
         Arthrocare Corp.* ......................       3,850   $       169,054
         Gen-Probe, Inc.* .......................       1,000            60,420
         Intuitive Surgical, Inc.* ..............         625            86,731
         Kyphon, Inc.* ..........................       2,300           110,745
         St. Jude Medical, Inc.* ................       2,400            99,576
                                                                ---------------
                                                                        526,526
                                                                ---------------
      HEALTH CARE SERVICES -- 2.1%
         Pediatrix Medical Group, Inc.* .........       2,000           110,300
                                                                ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 2.9%
         Millipore Corp.* .......................       1,550           116,389
         Ventana Medical Systems, Inc.* .........         500            38,635
                                                                ---------------
                                                                        155,024
                                                                ---------------
      PHARMACEUTICALS -- 2.2%
         Endo Pharmaceuticals Holdings, Inc.* ...       3,400           116,382
                                                                ---------------
      TOTAL HEALTH CARE .....................................           908,232
                                                                ---------------
   INDUSTRIALS -- 10.2%
      AIR FREIGHT & LOGISTICS -- 1.8%
         UTI Worldwide, Inc. ....................       3,500            93,765
                                                                ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.9%
         Stericycle, Inc.* ......................       1,200            53,352
         The Corporate Executive Board Co. ......       1,500            97,365
                                                                ---------------
                                                                        150,717
                                                                ---------------
      HUMAN RESOURCE & EMPLOYMENT SERVICES -- 1.7%
         Monster Worldwide, Inc.* ...............       2,250            92,475
                                                                ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 3.8%
         MSC Industrial Direct Co., Inc. -
            Class A .............................       1,025            56,375
         Wesco International, Inc.* .............       2,400           145,080
                                                                ---------------
                                                                        201,455
                                                                ---------------
      TOTAL INDUSTRIALS .....................................           538,412
                                                                ---------------
   INFORMATION TECHNOLOGY -- 17.9%
      APPLICATION SOFTWARE -- 3.0%
         Autodesk, Inc.* ........................       1,300            61,204
         FactSet Research Systems, Inc. .........         700            47,845
         Nuance Communications, Inc.* ...........       3,050            51,026
                                                                ---------------
                                                                        160,075
                                                                ---------------
      COMMUNICATIONS EQUIPMENT -- 2.2%
         F5 Networks, Inc.* .....................         800            64,480
         Polycom, Inc.* .........................       1,600            53,760
                                                                ---------------
                                                                        118,240
                                                                ---------------
      COMPUTERS & PERIPHERALS -- 2.4%
         Network Appliance, Inc.* ...............       4,300           125,560
                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS JUNE 30, 2007 continued

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- continued
--------------------------------------------------------------------------------
      ELECTRONIC MANUFACTURING SERVICES -- 3.0%
         Molex, Inc. ............................       3,000   $        90,030
         Trimble Navigation, Ltd.* ..............       2,200            70,840
                                                                ---------------
                                                                        160,870
                                                                ---------------
      INTERNET SOFTWARE & SERVICES -- 1.7%
         Digital River, Inc.* ...................       1,950            88,238
                                                                ---------------
      IT SERVICES -- 1.1%
         Heartland Payment Systems, Inc. ........       2,000            58,660
                                                                ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.5%
         Maxim Integrated Products, Inc. ........       3,400           113,594
         Microchip Technology, Inc. .............       3,300           122,232
                                                                ---------------
                                                                        235,826
                                                                ---------------
      TOTAL INFORMATION TECHNOLOGY ..........................           947,469
                                                                ---------------
   TELECOMMUNICATION SERVICES -- 7.9%
      WIRELESS TELECOMMUNICATION SERVICES --7.9%
         Millicom International Cellular SA* ....       1,550           142,042
         NII Holdings, Inc. - Class A* ..........       3,400           274,516
                                                                ---------------
                                                                        416,558
                                                                ---------------
      TOTAL TELECOMMUNICATION SERVICES ......................           416,558
                                                                ---------------
      TOTAL COMMON STOCK
         (COST $4,383,235) ..................................         5,037,112
                                                                ---------------

                                                                     Value
                                                       Shares       (Note 2)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.8%
--------------------------------------------------------------------------------
         BlackRock Liquidity Funds
            TempCash Portfolio -
            Institutional Series ................     126,782   $       126,782
         BlackRock Liquidity Funds
            TempFund Portfolio -
            Institutional Series ................     126,781           126,781
                                                                ---------------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $253,563) ....................................           253,563
                                                                ---------------
      TOTAL INVESTMENTS -- 100.0%
         (COST $4,636,798)+ .................................   $     5,290,675
                                                                ===============

----------
*     Non-income producing security.

+ The cost for Federal income tax purposes is $4,642,942. At June 30, 2007, net unrealized appreciation was $647,733. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $799,299, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $151,566.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FUND EXPENSE EXAMPLES
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

EXPENSE TABLES

                                                          Beginning     Ending                 Expenses
                                                           Account     Account    Annualized     Paid
                                                            Value       Value      Expense      During
                                                           01/01/07    06/30/07      Ratio      Period*
                                                          ---------   ---------   ----------   --------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return ....................................   $1,000.00   $1,091.30      1.25%       $6.48
Hypothetical 5% Return Before Expenses ................    1,000.00    1,018.60      1.25%        6.27

Roxbury Small-Cap Growth Fund - Investor Shares
Actual Fund Return ....................................   $1,000.00   $1,089.70      1.50%       $7.77
Hypothetical 5% Return Before Expenses ................    1,000.00    1,017.36      1.50%        7.50

Roxbury Mid-Cap Fund - Institutional Shares
Actual Fund Return ....................................   $1,000.00   $1,098.90      1.30%       $6.77
Hypothetical 5% Return Before Expenses ................    1,000.00    1,018.35      1.30%        6.51

Roxbury Mid-Cap Fund - Investor Shares
Actual Fund Return ....................................   $1,000.00   $1,097.40      1.55%       $8.06
Hypothetical 5% Return Before Expenses ................    1,000.00    1,017.11      1.55%        7.75

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007

                                                                 Small-Cap      Mid-Cap
                                                                Growth Fund      Fund
                                                               ------------   ----------
ASSETS:
Investment in securities, at value* ........................   $215,752,963   $5,290,675
Receivable for fund shares sold ............................        171,228           --
Receivable for investments sold ............................      4,811,626       58,284
Dividends and interest receivable ..........................         46,219        3,185
Other assets ...............................................         62,562        2,801
                                                               ------------   ----------
Total assets ...............................................    220,844,598    5,354,945
                                                               ------------   ----------

LIABILITIES:
Payable for fund shares redeemed ...........................        670,037           --
Payable for investments purchased ..........................      1,408,568       21,350
Accrued advisory fee .......................................        151,172       10,504
Other accrued expenses .....................................         94,630       29,162
                                                               ------------   ----------
Total liabilities ..........................................      2,324,407       61,016
                                                               ------------   ----------
NET ASSETS .................................................   $218,520,191   $5,293,929
                                                               ============   ==========

NET ASSETS CONSIST OF:
Paid-in capital ............................................   $170,650,096   $3,285,302
Undistributed accumulated loss .............................        (10,326)     (10,326)
Accumulated net realized gain on investments ...............     22,809,819    1,365,076
Net unrealized appreciation of investments .................     25,070,602      653,877
                                                               ------------   ----------
NET ASSETS .................................................   $218,520,191   $5,293,929
                                                               ============   ==========

NET ASSETS BY SHARE CLASS:
   Institutional Shares ....................................   $217,391,020   $1,051,297
   Investor Shares .........................................      1,129,171    4,242,632
                                                               ------------   ----------
                                                               $218,520,191   $5,293,929
                                                               ============   ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ....................................     10,507,862      178,363
   Investor Shares .........................................         55,003      724,283
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Shares ....................................   $      20.69   $     5.89
                                                               ------------   ----------
   Investor Shares .........................................   $      20.53   $     5.86
                                                               ------------   ----------

----------
*Investments at cost .......................................   $190,682,361   $4,636,798
                                                               ============   ==========

THE ROXBURY FUNDS
FINANCIAL STATEMENTS  continued
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2007

                                                                         Small-Cap      Mid-Cap
                                                                        Growth Fund      Fund
                                                                        -----------   ----------
INVESTMENT INCOME:
   Dividends ........................................................   $   255,411   $   55,926
   Interest .........................................................       342,941       11,282
                                                                        -----------   ----------
      Total investment income .......................................       598,352       67,208
                                                                        -----------   ----------
EXPENSES:
   Advisory Fees ....................................................     2,040,211       68,536
   Administration fees ..............................................        20,127        1,101
   Sub-administration and accounting fees ...........................       156,456       39,409
   Custody fees .....................................................        53,182       12,077
   Transfer agent fees ..............................................       104,754           --
   Shareholder service fees--Investor Shares ........................         2,355       20,232
   Professional fees ................................................        69,238       22,356
   Reports to shareholders ..........................................        18,653       17,397
   Registration fees ................................................        22,558          615
   Trustees' fees ...................................................        25,848       14,207
   Compliance services ..............................................         2,811        2,199
   Other ............................................................        60,226        2,866
                                                                        -----------   ----------
      Total expenses before fee waivers and expense reimbursements...     2,576,419      200,995
      Expenses waived/reimbursed by Advisor .........................       (30,104)     (54,501)
      Sub-administration and accounting fees waived .................            --       (7,467)
                                                                        -----------   ----------
      Total expenses, net ...........................................     2,546,315      139,027
                                                                        -----------   ----------
   Net investment loss ..............................................    (1,947,963)     (71,819)
                                                                        -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments .................................    26,283,244    1,462,394
   Change in unrealized appreciation (depreciation) on investments...     3,319,144     (612,308)
                                                                        -----------   ----------
   Net gain on investments ..........................................    29,602,388      850,086
                                                                        -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   $27,654,425   $  778,267
                                                                        ===========   ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Small-Cap                    Mid-Cap
                                                                   Growth Fund                    Fund
                                                          ---------------------------   --------------------------
                                                                  For the Years                For the Years
                                                                 Ended June 30,                Ended June 30,
                                                          ---------------------------   --------------------------
                                                              2007           2006           2007          2006
                                                          ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss ................................   $ (1,947,963)  $ (1,434,866)  $   (71,819)  $  (120,801)
   Net realized gain on investments ...................     26,283,244     22,362,221     1,462,394     2,142,866
   Net change in unrealized appreciation
      (depreciation) on investments ...................      3,319,144      6,141,847      (612,308)     (469,465)
                                                          ------------   ------------   -----------   -----------
Net increase in net assets resulting from operations...     27,654,425     27,069,202       778,267     1,552,600
                                                          ------------   ------------   -----------   -----------
Distributions to shareholders from:
   Net realized gains:
      Institutional shares ............................    (15,488,313)      (587,594)     (159,605)      (42,873)
      Investor shares .................................        (73,385)          (157)   (1,457,989)     (459,956)
                                                          ------------   ------------   -----------   -----------
Total Distributions ...................................    (15,561,698)      (587,751)   (1,617,594)     (502,829)
                                                          ------------   ------------   -----------   -----------
Fund share transactions:
   Proceeds from shares sold ..........................     45,882,921     56,777,873     1,046,617     3,400,953
   Cost of shares issued on reinvestment
      of distributions ................................     14,895,580        553,745     1,442,044       443,330
   Cost of shares redeemed ............................    (53,904,582)   (32,171,744)   (9,789,597)   (4,227,668)
                                                          ------------   ------------   -----------   -----------
Net increase (decrease) in net assets from
   Fund share transactions ............................      6,873,919     25,159,874    (7,300,936)     (383,385)
                                                          ------------   ------------   -----------   -----------
Total increase (decrease) in net assets ...............     18,966,646     51,641,325    (8,140,263)      666,386
NET ASSETS:
   Beginning of year ..................................    199,553,545    147,912,220    13,434,192    12,767,806
                                                          ------------   ------------   -----------   -----------
   End of year ........................................   $218,520,191   $199,553,545   $ 5,293,929   $13,434,192
                                                          ============   ============   ===========   ===========
Undistributed net investment loss .....................   $    (10,326)  $     (9,884)  $   (10,326)  $    (9,884)
                                                          ------------   ------------   -----------   -----------

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                              For the                      For the Period
                                                                        Years Ended June 30,             January 2, 2003 1
                                                          --------------------------------------------         through
                                                             2007        2006        2005        2004       June 30, 2003
                                                          ---------   ---------   ---------   --------   ------------------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES 4
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $   19.62   $   16.66   $   16.75   $  12.76        $  10.00
                                                          ---------   ---------   ---------   --------        --------
INVESTMENT OPERATIONS:
   Net investment loss 2 ..............................       (0.19)      (0.15)      (0.17)     (0.25)          (0.09)
   Net realized and unrealized gain on investments ....        2.87        3.17        0.43       4.64            2.85
                                                          ---------   ---------   ---------   --------        --------
      Total from investment operations ................        2.68        3.02        0.26       4.39            2.76
                                                          ---------   ---------   ---------   --------        --------
DISTRIBUTIONS:
   From net realized gains ............................       (1.61)      (0.06)      (0.35)     (0.40)             --
                                                          ---------   ---------   ---------   --------        --------
NET ASSET VALUE -- END OF PERIOD ......................   $   20.69   $   19.62   $   16.66   $  16.75        $  12.76
                                                          =========   =========   =========   ========        ========
TOTAL RETURN ..........................................       14.28%      18.17%       1.53%     34.67%          27.60%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
   Expenses:
      Including waivers/reimbursements ................        1.25%       1.24%       1.36%      1.69%           1.75%*
      Excluding waivers/reimbursements ................        1.26%       1.25%       1.37%      1.79%           9.13%*
   Net investment loss ................................       (0.95)%     (0.78)%     (1.04)%    (1.53)%         (1.45)%*
Portfolio turnover rate ...............................         159%        144%        161%       172%             86%**
Net assets at the end of period (000 omitted) .........   $ 217,391   $ 198,835   $ 147,907   $ 50,317        $  8,835

                                                                 For the             For the Period
                                                           Years Ended June 30,   September 30, 2004 1
                                                          ---------------------          through
                                                             2007        2006         June 30, 2005
                                                          ---------   ---------   --------------------
SMALL-CAP GROWTH FUND -- INVESTOR SHARES 4
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $   19.53   $   16.62        $   15.48
                                                          ---------   ---------        ---------
INVESTMENT OPERATIONS:
   Net investment loss 2 ..............................       (0.23)      (0.21)           (0.15)
   Net realized and unrealized gain on investments ....        2.84        3.18             1.64
                                                          ---------   ---------        ---------
      Total from investment operations ................        2.61        2.97             1.49
                                                          ---------   ---------        ---------
DISTRIBUTIONS:
   From net realized gains ............................       (1.61)      (0.06)           (0.35)
                                                          ---------   ---------        ---------
NET ASSET VALUE -- END OF PERIOD ......................   $   20.53   $   19.53        $   16.62
                                                          =========   =========        =========
TOTAL RETURN ..........................................       13.97%      17.91%            9.60%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
   Expenses:
      Including waivers/reimbursements ................        1.50%       1.49%            1.60%*
      Excluding waivers/reimbursements ................        1.51%       1.52%          236.10%*
      Net investment loss .............................       (1.20)%     (1.02)%          (1.28)%*
Portfolio turnover rate ...............................         159%        144%             161%**
Net assets at the end of period (000 omitted) .........   $   1,129   $     718        $       5

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.

4 The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                 For the             For the Period
                                                           Years Ended June 30,   September 30, 2004 1
                                                          ---------------------          through
                                                             2007        2006        June 30, 2005
                                                          ---------   ---------   --------------------
MID-CAP FUND -- INSTITUTIONAL SHARES 4
NET ASSET VALUE -- BEGINNING OF PERIOD ................   $    6.30   $    5.84        $    5.75
                                                          ---------   ---------        ---------
INVESTMENT OPERATIONS:
   Net investment loss 2 ..............................       (0.03)      (0.04)           (0.02)
   Net realized and unrealized gain on investments ....        0.71        0.72             0.11
                                                          ---------   ---------        ---------
      Total from investment operations ................        0.68        0.68             0.09
                                                          ---------   ---------        ---------
DISTRIBUTIONS:
      From net realized gains .........................       (1.09)      (0.22)              --
                                                          ---------   ---------        ---------
NET ASSET VALUE -- END OF PERIOD ......................   $    5.89   $    6.30        $    5.84
                                                          =========   =========        =========
TOTAL RETURN ..........................................       12.12%      11.84%            1.57%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
   Expenses:
      Including waivers/reimbursements ................        1.30%       1.30%            1.30%*
      Excluding waivers/reimbursements ................        1.99%       2.09%            3.50%*
      Net investment loss .............................       (0.57)%     (0.63)%          (0.86)%*
Portfolio turnover rate ...............................          94%        110%             110%**
Net assets at the end of period (000 omitted) .........   $   1,051   $     907        $   1,079

                                                                        For the Years Ended June 30,
                                                          ---------------------------------------------------------
                                                             2007        2006        2005        2004        2003
                                                          ---------   ---------   ---------   ---------   ---------
MID-CAP FUND -- INVESTOR SHARES 4
NET ASSET VALUE -- BEGINNING OF YEAR ..................   $    6.29   $    5.84   $    5.38   $    4.24   $    4.32
                                                          ---------   ---------   ---------   ---------   ---------
INVESTMENT OPERATIONS:
   Net investment loss 2 ..............................       (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
   Net realized and unrealized gain (loss)
      on investments ..................................        0.71        0.72        0.52        1.19       (0.03)
                                                          ---------   ---------   ---------   ---------   ---------
      Total from investment operations ................        0.66        0.67        0.47        1.14       (0.08)
                                                          ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS:
   From net realized gains ............................       (1.09)      (0.22)      (0.01)         --          --
                                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE -- END OF YEAR ........................   $    5.86   $    6.29   $    5.84   $    5.38   $    4.24
                                                          =========   =========   =========   =========   =========
TOTAL RETURN ..........................................       11.83%      11.67%       8.75%      26.89%      (1.85)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 3
   Expenses:
      Including waivers/reimbursements ................        1.55%       1.55%       1.55%       1.55%       1.55%
      Excluding waivers/reimbursements ................        2.24%       2.35%       2.59%       5.18%      38.22%
   Net investment loss ................................       (0.82)%     (0.88)%     (1.03)%     (1.05)%     (1.07)%
Portfolio turnover rate ...............................          94%        110%        110%         79%        119%
Net assets at the end of year (000 omitted) ...........   $   4,243   $  12,527   $  11,689   $  12,750   $   1,037

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3 For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series.

4 The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") and Roxbury Mid-Cap Fund ("Mid-Cap Fund") (each, a "Fund" and collectively, the "Funds") are series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

      Effective as of the close of business on February 2, 2007, pursuant to an Agreement and Plan of Reorganization, each Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (each, a "Predecessor Fund") ("the Reorganization"). The shareholders of each Predecessor Fund received shares of the corresponding Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. Each Predecessor Fund's investment objectives, policies and limitations were identical to those of the respective Fund, which had no operations prior to the Reorganization. For financial reporting purposes each Predecessor Fund's operating history prior to the Reorganization is reflected in each respective Fund's financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Fund reflected the historical basis of the assets of each respective Predecessor Fund as of the date of the Reorganization.

      Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value
      Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in accordance with generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

      On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact to the financial statements has not yet been determined.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

      DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to each of the Funds. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:

                                              % of Average Daily Net Assets
                                  --------------------------------------------------
      Small-Cap Growth Fund ...   1.00% up to $1 billion; 0.95% of next $1 billion;
                                  and 0.90% in excess of $2 billion

      Mid-Cap Fund ............   0.75% up to $1 billion; 0.70% of next $1 billion;
                                  and 0.65% in excess of $2 billion

      Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

                                                 Expense Cap    Expiration Date
                                                 -----------   -----------------

      Small-Cap Growth Fund
         Institutional Shares ................      1.25%      December 31, 2020
         Investor Shares .....................      1.50%      December 31, 2020

      Mid-Cap Fund
         Institutional Shares ................      1.30%      December 31, 2020
         Investor Shares .....................      1.55%      December 31, 2020

      Through February 2, 2007, the Funds' Chief Compliance Officer was employed and compensated by Rodney Square Management Corporation ("RSMC"). RSMC, an affiliate of Roxbury, provided compliance services to the Funds pursuant to a Compliance Service Agreement. For these services, WT Mutual Fund ("WT Trust") paid RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2007 were $2,811 and $2,199, for the Predecessor Small-Cap Growth and Predecessor Mid-Cap Funds, respectively.

      PFPC Inc. provides administrative services to the Funds pursuant to an Accounting and Administration Services Agreement dated as of February 2, 2007. Through February 2, 2007, RSMC provided administrative services to the Funds pursuant to an Administration Agreement. For these services, the Funds paid RSMC a fee at the annual rate of 0.0185% of the WT Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the WT Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the WT Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the WT Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2007 were $17,128 and $1,032, for the Predecessor Small-Cap Growth and Predecessor Mid-Cap Funds, respectively. Through February 2, 2007, PFPC Inc. provided sub-administration and accounting services pursuant to an agreement with RSMC and WT Trust for which it received fees directly from the Predecessor Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Trust's Chief Compliance Officer, Trustees and Officers of the Trust who are employees or officers of Roxbury do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of Roxbury, receive compensation and reimbursement of expenses from the Funds.

      SHAREHOLDER SERVICING FEES. The Trustees have adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of Roxbury and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, the Small-Cap Growth and Mid-Cap Funds pay shareholder servicing agents, including Roxbury, a maximum annual amount at a rate of 0.25% of average daily net assets of the Funds' Investor Shares.

      PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement dated as of February 2, 2007. Through February 2, 2007, Wilmington Trust Company ("WTC"), an affiliate of Roxbury, served as custodian to the Trust and PFPC Trust Company served as sub-custodian to the WT Trust. The Predecessor Funds paid WTC for its services as custodian and WTC paid PFPC Trust Company for its services as sub-custodian. The fees for these services for the period July 1, 2006 through February 2, 2007 were $4,685 and $2,575, for the Predecessor Small-Cap Growth and Predecessor Mid-Cap Funds, respectively.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS  continued
--------------------------------------------------------------------------------

4. INVESTMENT SECURITIES TRANSACTIONS. During the the year ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                               Small-Cap       Mid-Cap
                                              Growth Fund       Fund
                                             ------------   -----------
      Purchases ..........................   $314,718,705   $ 8,333,035
      Sales ..............................    327,500,739    16,785,596

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the the year ended June 30, 2007 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                              Institutional Shares           Investor Shares
                                          ---------------------------   ------------------------
                                             Shares        Dollars        Shares       Dollars
                                          -----------   -------------   ----------   -----------
      SMALL-CAP GROWTH FUND
      Sold ............................     2,319,402   $  45,302,879       29,717   $   580,042
      Issued on reinvestment of
         distributions ................       771,989      14,822,195        3,846        73,385
      Redeemed ........................    (2,718,011)    (53,601,998)     (15,333)     (302,584)
                                           ----------   -------------   ----------   -----------
      Net increase ....................       373,380   $   6,523,076       18,230   $   350,843
                                           ==========   =============   ==========   ===========
      MID-CAP FUND
      Sold ............................        85,252   $     498,917       92,888   $   547,700
      Issued on reinvestment of
         distributions ................        29,072         159,605      234,879     1,282,439
      Redeemed ........................       (79,835)       (504,761)  (1,595,940)   (9,284,836)
                                           ----------   -------------   ----------   -----------
      Net increase (decrease) .........        34,489   $     153,761   (1,268,173)  $(7,454,697)
                                           ==========   =============   ==========   ===========

      Transactions in shares of capital stock for the year ended June 30, 2006 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                              Institutional Shares           Investor Shares
                                          ---------------------------   ------------------------
                                             Shares        Dollars        Shares       Dollars
                                          -----------   -------------   ----------   -----------
        SMALL-CAP GROWTH FUND
        Sold ..........................     2,896,074   $  56,037,032       37,434   $   740,841
        Issued on reinvestment of
           distributions ..............        30,467         553,588            7           157
        Redeemed ......................    (1,670,273)    (32,151,705)        (998)      (20,039)
                                           ----------   -------------       ------   -----------
        Net increase ..................     1,256,268   $  24,438,915       36,443   $   720,959
                                           ==========   =============       ======   ===========

                                              Institutional Shares           Investor Shares
                                          ---------------------------   ------------------------
                                             Shares        Dollars        Shares       Dollars
                                          -----------   -------------   ----------   -----------
        MID-CAP FUND
        Sold ..........................        36,809   $     228,759      510,510   $ 3,172,194
        Issued on reinvestment of
           distributions ..............         7,181          42,873       67,191       400,457
        Redeemed ......................       (84,739)       (533,930)    (586,601)   (3,693,738)
                                              -------   -------------     --------   -----------
        Net decrease ..................       (40,749)  $    (262,298)      (8,900)  $  (121,087)
                                              =======   =============     ========   ===========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on

--------------------------------------------------------------------------------

      the tax treatment; temporary differences do not require such reclassification. At June 30, 2007, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses:

                                                                                         Small-Cap      Mid-Cap
                                                                                        Growth Fund       Fund
                                                                                       ------------   -----------
      Paid-in Capital ..............................................................   $         --   $   (71,377)
      Accumulated net investment loss ..............................................      1,947,521        71,377
      Accumulated net realized gain (loss) on investments ..........................     (1,947,521)           --

      The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                                                                         Small-Cap      Mid-Cap
                                                                                        Growth Fund       Fund
                                                                                       ------------   -----------
      YEAR ENDED JUNE 30, 2007
      Ordinary income ..............................................................   $  9,106,712   $    28,620
      Long-term capital gains ......................................................      6,454,986     1,588,974
                                                                                       ------------   -----------
         Total distributions .......................................................   $ 15,561,698   $ 1,617,594
                                                                                       ============   ===========
      YEAR ENDED JUNE 30, 2006
      Ordinary income ..............................................................   $         --   $   236,059
      Long-term capital gains ......................................................        587,751       266,770
                                                                                       ------------   -----------
         Total distributions .......................................................   $    587,751   $   502,829
                                                                                       ============   ===========

      As of June 30, 2007, the components of accumulated earnings on a tax basis were as follows:

                                                                                         Small-Cap      Mid-Cap
                                                                                        Growth Fund       Fund
                                                                                       ------------   -----------
      Undistributed ordinary income ................................................   $  7,263,333   $        --
      Undistributed long-term capital gains ........................................     16,827,682     1,371,220
      Temporary differences ........................................................        (10,326)      (10,326)
      Net unrealized appreciation of investments ...................................     23,789,406       647,733
                                                                                       ------------   -----------
      Total accumulated earnings ...................................................   $ 47,870,095   $ 2,008,627
                                                                                       ============   ===========

      The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and deferred compensation of trustees.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. CHANGE OF ACCOUNTANT. On June 6, 2006, The Roxbury Funds, by action of the Board of Directors and upon the recommendation of its Audit Committee, engaged Briggs, Bunting & Dougherty, LLP to serve as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending June 30, 2007, replacing Ernst & Young LLP ("E&Y").

      E&Y's reports on the Funds' financial statements for each of the fiscal years ended June 30, 2006 and June 30, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended June 30, 2006 and June 30, 2005 and the interim period July 1, 2006 through February 2, 2007 ("Interim Period"), (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

      During the Funds' fiscal years ended June 30, 2006 and June 30, 2005 and the Interim Period, neither Roxbury Capital Management, LLC, the Funds nor anyone on their behalf has consulted Briggs, Bunting & Dougherty, LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph
      (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

THE ROXBURY FUNDS
REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of The Roxbury Funds:

We have audited the accompanying statements of assets and liabilities of the Roxbury Small-Cap Growth Fund and the Roxbury Mid-Cap Fund, each a series of The Roxbury Funds (the "Funds"), including the schedules of investments, as of June 30, 2007, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended June 30, 2006 and the financial highlights for each of the years or periods indicated therein were audited by other auditors whose report dated August 11, 2006 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Roxbury Small-Cap Growth Fund and the Roxbury Mid-Cap Fund as of June 30, 2007, the results of their operations, changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 13, 2007

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2007 certain dividends may be subject to a maximum tax rate of 15%, as qualified dividend income ("QDI") under the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income distributions (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

In addition, for corporate shareholders, a percentage of their ordinary income distributions qualifies for the dividends-received deduction ("DRD").

The percentage of ordinary income distributions that qualify is as follows:

                                                         QDI        DRD-Eligible
                                                      Dividend       Dividends
                                                    ------------   ------------
      Small-Cap Growth Fund .....................       4.87%          4.86%
      Mid-Cap Fund ..............................      21.77%         21.77%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Small-Cap Growth Fund and Mid-Cap Fundpaid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2007 as follows:

                                                    Capital Gain   Capital Gain
                                                      Per Share    Distribution
                                                    ------------   ------------
      Small-Cap Growth Fund .....................       $0.67       $6,454,986
      Mid-Cap Fund ..............................        1.07        1,588,974

In January 2008, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2007, including any distributions paid between July 1, 2007 and December 31, 2007.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-800-497-2960.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2007 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Funds' proxy voting record for the period from July 1, 2006 through January 31, 2007 is filed under WT Mutual Funds' Form N-PX filing with the SEC.

THE ROXBURY FUNDS
ADDITIONAL INFORMATION  continued
--------------------------------------------------------------------------------

EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the organizational meeting of the Board of Trustees of The Roxbury Funds (the "Trust") held on June 6, 2006, the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the Investment Company Act of 1940, unanimously approved an investment advisory agreement (the "Agreement") between the Trust, on behalf of its Mid-Cap Fund and Small-Cap Growth Fund (the "Funds"), and Roxbury Capital Management, LLC ("Roxbury"). The Agreement provides for Roxbury to continue serving as investment adviser to the Funds following completion of the reorganization of the Roxbury Mid-Cap Fund and Roxbury Small-Cap Growth Fund of WT Mutual Fund (the "Predecessor Funds") into the Mid-Cap Fund and Small-Cap Growth Fund, respectively (the "Reorganization").

Before meeting to determine whether to approve the Agreement, the Board had the opportunity to review written materials provided by Roxbury which contained information to help the Board evaluate the Agreement. The materials and oral presentation made by Roxbury generally included information regarding (i)
services to be provided to the Trust and the Funds, (ii) the size and qualifications of Roxbury's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a Fund, (iv) investment performance of the Predecessor Funds and other accounts managed by Roxbury, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other Roxbury clients, (vii) procedures with respect to compliance with federal securities laws and other regulatory requirements, and (vii) Roxbury's proxy voting policies. The Trustees also received a memorandum from counsel to the Trust advising them of their duties and legal standards applicable to consideration of the Agreement. The Trustees reviewed information on advisory fees paid by the Predecessor Funds and evaluated the fees in relation to services provided to the Predecessor Funds, the costs of providing such services, the profitability of Roxbury with respect to management of the Predecessor Funds and any other benefits Roxbury may realize from its relationship with the Funds. The Trustees considered that the fees to be paid by, and services to be provided to, the Funds under the Agreement would be the same as the fees paid by, and services provided to, the Predecessor Funds.

During its deliberations, the Board considered many factors, including the nature, extent and quality of services to be provided by Roxbury. The Trustees considered the services to be provided to each Fund by Roxbury as compared to services provided by other investment advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services to be provided by Roxbury were appropriate and consistent with the terms of the Agreement, that the quality of those services were consistent with industry norms and that each Fund was likely to benefit from Roxbury's continuation of the services following the Reorganization. They also concluded that Roxbury had sufficient personnel, with the appropriate education and experience, to serve each series effectively and had demonstrated its ability to attract and retain qualified personnel.

The Board considered the investment performance of the Predecessor Funds. The Board reviewed and considered comparative performance data and each Predecessor Fund's performance relative to its Lipper peer group and its benchmark index. The Trustees considered the short-term and long-term performance of each Predecessor Fund. They concluded that the performance of each Predecessor Fund was within an acceptable range of performance relative to its peer group.

The Board considered the costs of services to be provided by Roxbury and pro forma expense information for the Funds. The Board recognized that Roxbury's profitability is an important factor in providing services to the Funds. The Board was satisfied that Roxbury's revenues would be sufficient to continue as a viable concern and it would be able to provide services to the Funds in the long term. The Trustees considered that the expense ratio for each Fund was expected to remain comparable to the expense ratio of its corresponding Predecessor Fund. The Trustees reviewed each Fund's expected expense ratio in relation to its peer group. The Trustees also considered Roxbury's commitment to waive advisory fees and/or reimburse other expenses to maintain the Funds' expense ratios at specified levels. The Trustees concluded that the total expense ratio of each Fund would be reasonable, taking into account the size of the Funds, the nature and quality of services to be provided by Roxbury and other service providers, and the investment performance of the Predecessor Funds.

The Trustees also considered the extent to which economies of scale would be realized relative to the fee levels as each Fund's asset size grows, and whether the economies realized would be shared with Fund shareholders. The Board considered that the Agreement included breakpoints so that shareholders would enjoy lower advisory fee rates as the Funds' assets increase. The Trustees also considered that relatively fixed assets would be spread across larger asset bases as the Funds grow, which should also benefit shareholders through lower expense ratios.

After considering all the factors, and taking into consideration information presented before and during the meeting, the Trustees determined that it would be in the best interests of the Funds and their shareholders to approve the Agreement. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of all the facts and circumstances.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The Trust is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 100 Wilshire Boulevard, Suite 1000, Santa Monica, CA 90401.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and Officers and is available, without charge, upon request, by calling (800) 497-2920 or by visiting the Funds' website at www.RoxburyFunds.com.

INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST

The following table sets forth certain information with respect to the Trustees of the Trust:

                                                  INTERESTED TRUSTEE
                                                                                          Number of
                                                                   Principal            Funds in Fund       Other
                   Position(s)     Term of Office 1 and          Occupation(s)             Complex      Directorships
Name, Address       Held with         Length of Time              During Past            Overseen by       Held by
   and Age            Trust               Served                   Five Years              Trustee        Trustee 2
--------------   ---------------   --------------------   ---------------------------   -------------   -------------
BRIAN C. BEH 3   Trustee and       Since April 2006       President and Chief                 2              None
Age 44           President                                Operating Officer of
                                                          Roxbury Capital
                                                          Management, LLC since
                                                          2003; Director of
                                                          Marketing, Roxbury Capital
                                                          Management, LLC from
                                                          1999 to 2002.

                                                 INDEPENDENT TRUSTEES

KENNETH GUDORF   Trustee and       Since June 2006        CEO, Agio Capital                   2              None
Age 68           Chairman of the                          Partners I, L.P.
                 Board                                    (private investment
                                                          company).

JOHN OTTERLEI    Trustee           Since June 2006        Independent Financial               2              None
Age 59                                                    Advisor, since 2005; Senior
                                                          Managing Director, Piper
                                                          Jaffray (financial
                                                          services), from 2004 to
                                                          2005; Head of Private
                                                          Capital, Piper Jaffray,
                                                          from 2001 to 2004.

----------
1 Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

2 Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.

3 Brian C. Beh is an "Interested Trustee" by reason of his position as President and Chief Operating Officer of, and his ownership interest in, Roxbury Capital Management, LLC, the investment adviser to the Trust.

THE ROXBURY FUNDS
TRUSTEES AND OFFICERS  continued
--------------------------------------------------------------------------------

OFFICERS OF THE TRUST

The following table sets forth certain information with respect to the Officers of the Trust:

                                                                                               Principal
                                    Position(s)         Term of Office 1 and                 Occupation(s)
       Name, Address                 Held with             Length of Time                     During Past
          and Age                      Trust                   Served                          Five Years
---------------------------   -----------------------   --------------------   -----------------------------------------
MICHAEL KROMM                 Treasurer, Chief          Since October 2006     Chief Compliance Officer, Roxbury Capital
Age 61                        Compliance Officer                               Management, LLC since 2006; Head of
                              and Chief Legal Officer                          Operations/Compliance, Pacific Financial
                                                                               Research, Inc., from 1990 to 2006;
                                                                               Treasurer/Secretary, Clipper Fund, Inc.,
                                                                               from 1991-2005.

WILLIAM P. RICHARDS, JR.      Vice President            Since March 2007       Retired; Managing Director,
Age 70                                                                         Roxbury Capital Management, LLC
                                                                               from 1998 to 2007.

MICHAEL P. MALLOY             Secretary                 Since May 2007         Partner in the law firm Drinker Biddle &
Drinker Biddle & Reath LLP                                                     Reath LLP.
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Age 47

KAREN LEW                     Assistant Treasurer       Since March 2007       Director of Operations,
Age 47                                                                         Roxbury Capital Management, LLC
                                                                               since 1998.

LINDA WHITE                   Assistant Secretary       Since April 2006       Manager of Administration and Servicing,
Age 52                        and Anti-Money                                   Roxbury Capital Management, LLC
                              Laundering Compliance                            since 1999.
                              Officer

----------

1 Each officer shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she sooner dies or is removed. Any officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

NOTES
--------------------------------------------------------------------------------

                            ------------------------
                            [THE ROXBURY FUNDS LOGO]
                            ------------------------
               DISCIPLINED INVESTING. INNDEPENDENT THINKING.(TM)
                                                                         JUNE 07


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition set forth in paragraph (b) of this Item.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Kenneth Gudorf and John Otterlei each qualify to serve as an audit committee financial expert serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note: Prior to February 5, 2007, the portfolios of The Roxbury Funds (the "Trust") were operated as portfolios of WT Mutual Fund (the "Predecessor Funds"). Effective February 5, 2007, the Predecessor Funds were reorganized into corresponding portfolios of the Trust. The information disclosed in response to this Item for periods prior to February 5, 2007 is for the Predecessor Funds.

AUDIT FEES

     (a) The aggregate fees billed for the fiscal years ended June 30, 2007 and June 30, 2006 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $26,000 and $45,000, respectively.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in the fiscal years ended June 30, 2007 and June 30, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0, respectively.

TAX FEES

     (c) The aggregate fees billed in the fiscal years ended June 30, 2007 and June 30, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 and $14,800, respectively.

ALL OTHER FEES

     (d) The aggregate fees billed in the fiscal years ended June 30, 2007 and June 30, 2006 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 and $0, respectively.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the Trust's Audit Committee must review and approve in advance the engagement of the independent accountants, including each audit and non-audit service permitted by appropriate rules or regulations provided to the Trust and each non-audit service provided to the Trust's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust relating to the operations and financial reporting of the Trust. The Committee may delegate the authority to grant such pre-approval to one or more Committee members who are independent Trustees within the meaning of Section 10A(i) of the Securities Exchange Act of 1934, as amended, provided that the decision of such member(s) is presented to the full Committee at its next scheduled meeting. The Committee may approve each audit and non-audit service on a case-by-case basis, and/or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Committee is informed of each service in a timely manner and the policies and procedures do not include delegation of the Committee's responsibilities under the Securities Exchange Act of 1934 to management. The foregoing pre-approval requirement with respect to the provision of non-audit services to the Trust may be waived if (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to its independent accountants during the fiscal year in which the non-audit services are provided;
          (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2007 and June 30, 2006 of the registrant was $3,000 and $14,800, respectively.

     (h)  Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a) under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Roxbury Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       August 23, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       August 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Kromm
                         -------------------------------------------------------
                           Michael Kromm, Treasurer
                           (principal financial officer)

Date                       August 23, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.